Reclassifications	12 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassifications

9. RECLASSIFICATIONS

Certain reclassifications to 2014 and 2013 financial presentation have been made to conform to the 2015 presentation. These reclassifications did not affect previous reported net loss or total stockholders’ deficit.